Interest Rate Benchmark Reform - Schedule of Amounts Affected by IBOR Reform (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Derivative financial instruments	£ 1,432	£ 2,407
Total assets	275,448	285,213
Liabilities
Derivative financial instruments	818	951
Total liabilities	260,825	270,806
Total
Assets
Derivative financial instruments		1,665
Financial assets at amortised cost	6	133
Total assets	6	1,798
Liabilities
Derivative financial instruments		1,912
Total liabilities		1,912
Off-balance sheet commitments given		2
GBP LIBOR
Assets
Derivative financial instruments		0
Financial assets at amortised cost	6	76
Total assets	6	76
Liabilities
Derivative financial instruments		66
Total liabilities		66
Off-balance sheet commitments given		2
USD LIBOR
Assets
Derivative financial instruments		1,665
Financial assets at amortised cost	0	57
Total assets	£ 0	1,722
Liabilities
Derivative financial instruments		1,846
Total liabilities		1,846
Off-balance sheet commitments given		£ 0